Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	Common Stock	Preferred Stock	Additional Paid-In Capital	Retained Earnings	Accumulated other comprehensive (loss) income	Treasury Stock
Balance, shares at Dec. 31, 2018		5,382,103	20
Balance, amount at Dec. 31, 2018	$ 62,603,711	$ 13,455,258	$ 2,000,000	$ 32,536,532	$ 17,882,282	$ (647,584)	$ (2,622,777)
Net income	8,824,446	0	0	0	8,824,446	0	0
Other comprehensive income	908,067	0	0	0	0	908,067	0
Total comprehensive income	9,732,513	0	0	0	0	0	0
Cash dividends declared - common stock	(3,951,279)	0	0	0	(3,951,279)	0	0
Cash dividends declared - preferred stock	(87,500)	$ 0	$ 0	0	(87,500)	0	0
Issuance of common stock, shares		67,754	0
Issuance of common stock, amount	1,097,234	$ 169,385	$ 0	927,849	0	0	0
Redemption of preferred stock, shares		0	(5)
Redemption of preferred stock, amount	(500,000)	$ 0	$ (500,000)	0	0	0	0
Balance, shares at Dec. 31, 2019		5,449,857	15
Balance, amount at Dec. 31, 2019	68,894,679	$ 13,624,643	$ 1,500,000	33,464,381	22,667,949	260,483	(2,622,777)
Net income	10,758,502	0	0	0	10,758,502	0	0
Other comprehensive income	654,865	0	0	0	0	654,865	0
Total comprehensive income	11,413,367	0	0	0	0	0	0
Cash dividends declared - common stock	(4,004,030)	0	0	0	(4,004,030)	0	0
Cash dividends declared - preferred stock	(54,375)	$ 0	$ 0	0	(54,375)	0	0
Issuance of common stock, shares		77,523	0
Issuance of common stock, amount	1,039,072	$ 193,807	$ 0	845,265	0	0	0
Balance, shares at Dec. 31, 2020		5,527,380	15
Balance, amount at Dec. 31, 2020	$ 77,288,713	$ 13,818,450	$ 1,500,000	$ 34,309,646	$ 29,368,046	$ 915,348	$ (2,622,777)